Share Capital (Details) - Schedule of issued and fully paid share capital - GBP (£) £ in Thousands, shares in Thousands	Dec. 31, 2022	Dec. 31, 2021
Share Capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, Shares	768,798	752,934
Issued and fully paid share capital	£ 55	£ 55
Class A Ordinary Shares [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, Shares	768,798	112,010
Issued and fully paid share capital	£ 55	£ 8
Class C Ordinary Shares [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, Shares		640,924
Issued and fully paid share capital		£ 47